Segment Reporting - Assets and Liabilities by Operating Segment (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of operating segments [line items]
Non-current operating assets	€ 55,623	€ 55,145
Total assets	68,783	70,446
Equity	23,783	23,553	€ 21,249	€ 21,584
Total Equity and liabilities	68,783	70,446
Operating segments [member]
Disclosure of operating segments [line items]
Non-current operating assets	1	1
Current operating assets	(10)	(1)
Total operating assets	(9)
Discontinued operations /Non-current assets held for sale	0	0
Total operating liabilities	(26)	(16)
Liabilities directly associated with Discontinued operations/Non-current assets held for sale	0	0
Operating segments [member] | Domestic [member]
Disclosure of operating segments [line items]
Non-current operating assets	48,850	47,428
Current operating assets	4,363	4,472
Total operating assets	53,213	51,900
Investments accounted for using the equity method	17	18
Discontinued operations /Non-current assets held for sale	0	0
Total operating liabilities	9,829	8,968
Liabilities directly associated with Discontinued operations/Non-current assets held for sale	0	0
Operating segments [member] | Brazil [member]
Disclosure of operating segments [line items]
Non-current operating assets	6,769	7,711
Current operating assets	898	1,209
Total operating assets	7,667	8,920
Discontinued operations /Non-current assets held for sale	0	0
Total operating liabilities	1,855	2,397
Liabilities directly associated with Discontinued operations/Non-current assets held for sale	0	0
Operating segments [member] | Other operations [member]
Disclosure of operating segments [line items]
Non-current operating assets	3	5
Current operating assets	(2)	16
Total operating assets	1	21
Discontinued operations /Non-current assets held for sale	0	0
Total operating liabilities	58	57
Liabilities directly associated with Discontinued operations/Non-current assets held for sale	0	0
Adjustments and eliminations [member]
Disclosure of operating segments [line items]
Non-current operating assets	55,623	55,145
Current operating assets	5,249	5,696
Total operating assets	60,872	60,841
Investments accounted for using the equity method	17	18
Discontinued operations /Non-current assets held for sale	0	0
Unallocated assets	7,894	9,587
Total assets	68,783	70,446
Total operating liabilities	11,716	11,406
Liabilities directly associated with Discontinued operations/Non-current assets held for sale	0	0
Unallocated liabilities	33,284	35,487
Equity	23,783	23,553
Total Equity and liabilities	€ 68,783	€ 70,446